Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Investments Accounted for Using the Equity Method

12.INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

12.1	Investments accounted for using the equity method
a)	The following tables present the changes in investments accounted for with the equity method for the years ended December 31, 2017 and 2016:

Changes in Investments in Associates	Relationship	Country	Functional Currency	Ownership Interest %	Balance as of 1-1-2017	Additions	Share of Profit (Loss) (*)	Dividends Declared	Foreign Currency Translation	Other Comprehensive Income	Other Increase (Decrease)	Balance as of 12-31-2017	Transferred to assets held for distribution to owners	Balance as of 12-31-2017
					ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	3,982,934	-	841,957	(743,734)	(297,841)	-	-	3,783,316	-	3,783,316
Centrales Hidroeléctricas de Aysén S.A. (*)	Joint venture	Chile	Chilean peso	51.00%	6,441,166	1,943,100	(4,179,034)	-	-	-	-	4,205,232	(4,205,232)	-
Transmisora Eléctrica de Quillota Ltda.	Joint venture	Chile	Chilean peso	50.00%	8,222,763	-	595,996	-	-	-	-	8,818,759	-	8,818,759
Enel Argentina (formerly named Endesa Argentina S.A.)	Associate	Argentina	Argentine peso	0.12%	91,335	-	44,177	-	(29,199)	(1,490)	323	105,146	-	105,146
				TOTAL	18,738,198	1,943,100	(2,696,904)	(743,734)	(327,040)	(1,490)	323	16,912,453	(4,205,232)	12,707,221

Changes in Investments in Associates	Relationship	Country	Functional Currency	Ownership Interest %	Balance as of 1-1-2016	Additions	Share of Profit (Loss) (*)	Dividends Declared	Foreign Currency Translation	Other Comprehensive Income	Other Increase (Decrease)	Balance as of 12-31-2016	Transferred to assets held for distribution to owners	Balance as of 12-31-2016
					ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Electrogas S.A. (**)	Associate	Chile	U.S. dollar	42.50%	12,042,873	-	5,166,226	(3,979,095)	(844,372)	607,375	-	12,993,007	(12,993,007)	-
GNL Quinteros S.A. (***)	Associate	Chile	U.S. dollar	20.00%	17,137,023	-	2,750,075	(2,598,035)	(816,094)	(12,298,165)	(4,174,804)	-	-	-
GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	2,662,029	-	1,491,025	-	(170,120)	-	-	3,982,934	-	3,982,934
Centrales Hidroeléctricas de Aysén S.A.	Joint venture	Chile	Chilean peso	51.00%	6,280,293	2,346,000	(2,185,127)	-	-	-	-	6,441,166	-	6,441,166
Transmisora Eléctrica de Quillota Ltda.	Joint venture	Chile	Chilean peso	50.00%	7,594,153	-	628,610	-	-	-	-	8,222,763	-	8,222,763
Enel Argentina (formerly named Endesa Argentina S.A.)	Associate	Argentina	Argentine peso	0.34%	-	235,090	23,610	-	(21,044)	(656)	(145,665)	91,335	-	91,335
Southern Cone Power Argentina S.A. (****)	Associate	Argentina	Argentine peso	2.00%	-	3,326	3,780	-	(1,080)	(63)	(5,963)	-	-	-
				TOTAL	45,716,371	2,584,416	7,878,199	(6,577,130)	(1,852,710)	(11,691,509)	(4,326,432)	31,731,205	(12,993,007)	18,738,198

(*) See Note 5.1.

(**) See Note 5.2

(***) See Note 12.1 b)

(****) In May 2016, Southern Cone Power Argentina S.A. was merged into Enel Argentina S.A., with the latter being the legal successor company.

b)	Sale of GNL Quintero S.A.

On June 9, 2016, the Company entered into a share purchase agreement with Enagás Chile S.p.A. (“Enagás Chile”), a wholly-owned subsidiary of Enagás S.A., under which Enagás Chile would acquire the entire 20% ownership interest held by the Company in the associated company GNL Quintero S.A.

The sale of this investment to Enagás Chile was subject to satisfaction of customary conditions precedent for this type of transaction, which included, among others, non-exercising by the other shareholders of GNL Quintero S.A. of the preferential acquisition rights, which they possess in accordance with the terms and conditions of the shareholders agreement.

On September 14, 2016, upon satisfaction of the conditions precedent, the Company transferred the shares it held in GNL Quintero S.A. to Enagás Chile. The purchase price was US$ 197,365,113.2 million (ThCh$ 132,820,800). Cash received for GNL Quintero S.A. is included in “Other collections from the sale of equity or debt instruments belonging to other entities” of the Consolidated Statements of Cash Flows. Also see Note 30 for the net financial result of the transaction.

GNL Quintero S.A. operates a storage and regasification of Liquefied Natural Gas (LNG) plant and its related land-based Terminal for loading and unloading LNG, including facilities and network necessary to deliver LNG, through a LNG truck loading facility and delivery point’s pipelines.

c)	Centrales Hidroeléctricas de Aysén S.A.

In May 2014, the Committee of Ministers revoked the Environmental Qualification Resolution (“RCA”) of the Centrales Hidroeléctricas de Aysén S.A. project, in which the Company participates by accepting some of the claims filed against this project. It is a public information that this decision was resorted before the Environmental Courts in Valdivia and Santiago. On January 28, 2015, it was made public that the water rights request made by Centrales Hidroeléctricas de Aysén S.A. has been partially rejected in 2008.

The Company has expressed its intention to promote at Centrales Hidroeléctricas de Aysén S.A. the defense for water rights and the environmental qualification granted to the project in the corresponding instances, continuing with the judicial actions already started or implementing new administrative or judicial actions that are necessary to this end, and it maintains the belief that hydric resources of the Aysén region are important for the energy development of the country.

Nevertheless, given the current situation, there is uncertainty on the recoverability of the investment made so far at Centrales Hidroeléctricas de Aysén S.A., since it depends both on judicial decisions and on definitions in the energy agenda which cannot be foreseen at present, consequently the investment is not included in the portfolio of the Company’s immediate projects. Consequently, at closing date of fiscal year 2014, the Company recognized an impairment of its participation in Centrales Hidroeléctricas de Aysén S.A. amounting to ThCh$ 69,066,857, which remains in effect as of December 31, 2017.

On December 7, 2017, an extraordinary shareholders’ meeting of this project was held, in which the early dissolution of the aforementioned was agreed to, as well the company liquidation process of assets. The liquidation process contemplates a distribution of assets to shareholders and expected to be completed during the first half of 2018.

In accordance with the above, the investment that Enel Generación Chile has in this project has been classified as non-current assets held for distribution to the owners (See Note 5.1).

12.2	Additional financial information on investments in associated companies

The following tables show financial information as of December 31, 2017 and 2016 from the financial statements of the investments in associates where the Group has significant influence:

	As of and for the year ended December 31, 2017
									Other
Investments with	Ownership	Current	Non-current	Current	Non-current				Comprehensive	Comprehensive
Significant Influence	Interest	Assets	Assets	Liabilities	Liabilities	Revenues	Expenses	Profit (Loss)	Income	Income
	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	33.33%	71,254,956	148,950	63,340,564	-	687,399,254	(684,873,130)	2,526,124	(24,472)	2,501,652

	As of and for the year ended December 31, 2016
									Other
Investments with	Ownership	Current	Non-current	Current	Non-current				Comprehensive	Comprehensive
Significant Influence	Interest	Assets	Assets	Liabilities	Liabilities	Revenues	Expenses	Profit (Loss)	Income	Income
	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Quintero S.A.	20.00%	-	-	-	-	86,471,706	(72,752,059)	13,719,647	(65,571,292)	(51,851,645)
Electrogas S.A.	42.50%	9,318,456	40,746,438	5,683,680	13,809,430	24,126,070	(11,970,244)	12,155,826	(347,369)	11,808,457
GNL Chile S.A.	33.33%	90,283,944	117,703	78,452,153	-	615,229,994	(610,756,322)	4,473,522	(510,406)	3,963,116

None of our associates have published price quotations.

Appendix 3 to these consolidated financial statements provides information on the main activities of our associated companies and the ownership interest the Group holds in them.

12.3	Additional financial information on investments in joint ventures

The following tables present information from the financial statements as of December 31, 2017 and 2016, on the main joint ventures:

	Centrales Hidroeléctricas de Aysén S.A.		Transmisora Eléctrica de Quillota Ltda.
Investments in Joint Ventures	51.00%	51.00%	50.00%	50.00%
	12-31-2017 (*)	12-31-2016	12-31-2017	12-31-2016
	ThCh$	ThCh$	ThCh$	ThCh$
Total current assets	-	863,962	7,793,702	6,366,378
Total non-current assets	-	15,159,321	12,036,201	12,034,576
Total current liabilities	-	3,324,706	440,426	245,025
Total non-current liabilities	-	68,081	1,751,963	1,710,406
Cash and cash equivalents	-	860,719	7,310,296	5,716,196

Revenues	-	-	2,813,493	2,774,316
Depreciation and amortization expense	-	-	(782,322)	(773,093)
Other fixed operating expenses	-	(4,363,197)	(525,471)	-
Interest income	-	42,046	-	134,995
Income tax expense	-	(7,070)	(313,709)	(225,008)
Profit (loss)	-	(4,284,195)	1,191,991	1,257,220
Comprehensive income (loss)	-	(4,284,195)	1,191,991	1,257,220

(*) See Note 5.1.

-	Restrictions on funds transfers from associated companies and joint ventures

As of December 31, 2017 and 2016, there were no restrictions on funds transfers from associates or joint ventures.

12.4	Commitments and contingencies

As of December 31, 2017 and 2016, associated companies and joint ventures did not have significant commitments and contingencies.